[Graphic Omitted]

------------------------------------------------------
COLONIAL INTERMARKET INCOME TRUST I  SEMIANNUAL REPORT
------------------------------------------------------

MAY 31, 2000

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

The half-year ended May 31, 2000, might best be described as a "mixed bag" for bond markets worldwide. Here in the United States, the robust economy, concerns about the possibility of higher inflation and a 1.0% rise in key short-term interest rates added up to a slight gain for U.S. Treasury securities and a negative total return for the corporate fixed-income sector. Overseas, interest rates in the developed countries of Europe and Japan generally followed the United States' lead, moving higher. This hurt bond market performance in those regions, since higher rates triggered higher bond yields and lower bond prices.

In contrast, fixed-income markets in the emerging-market nations posted strong gains, spurred on by worldwide economic expansion and high demand for exports such as oil and other basic commodities. When all was said and done, emerging-markets bonds provided the period's strongest total returns.

As always, at least 20% of the Trust's net assets were invested in each of three broad market sectors: U.S. government bonds, bonds issued by foreign governments, and high-yield bonds from U.S. corporations. This diversity, plus an increased allocation to emerging-market bonds, helped to reduce the adverse effects of rising interest rates in the developed world.

We thank you for choosing Colonial InterMarket Income Trust I and for giving us the opportunity to serve your investment needs.

     Respectfully,

 /s/ Stephen E. Gibson

     Stephen E. Gibson
     President
     July 17, 2000

                           ---------------------------
                           Not FDIC  May Lose Value
                           Insured   No Bank Guarantee
                           ---------------------------

Because market and economic conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue or come to pass.

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

o   TREASURY LED U.S. MARKET.
    Persistent strength in the U.S. economy induced the Federal Reserve to raise short-term interest rates by 0.25% in February and March, and by 0.50% in May. These moves kept the U.S. bond market on edge. But by the end of the period, the Fed's moves were seen as anti-inflationary, and investors became less concerned about the need for higher income in the future to combat inflation. As a result, yields on long-term Treasury bonds declined and their prices recovered from the negative impact of rising rates in 1999 and early 2000.

o   HIGH-YIELD COMPONENT UNDERPERFORMED.
    Yields on U.S. corporate bonds did not subside to the same extent as Treasury yields, and the "spread" or difference between corporate and Treasury yields expanded. As the gap widened, high-yield corporate bonds underperformed, detracting from the Trust's total return for the period. Nonetheless, the Trust maintained its commitment to the sector, particularly to telecommunications bonds, which continued to benefit from the expansion of the Internet and general demand for wireless communications.

o EMERGING-MARKET DEBT OUTPACED BONDS FROM DEVELOPED COUNTRIES. Stronger-than-expected economic growth throughout the developed world contributed to economic growth in the emerging markets. As the economic situation in the emerging markets improved, they regained credibility with international investors. With increased demand came higher prices and stronger total returns. Meanwhile, the Trust's investments in developed-market bonds -- mostly European securities -- did not hold up as well. The combination of a strengthening global economy, fears of higher inflation and rising interest rates resulted in relatively small price declines. These, however, were magnified for U.S. investors by weakness in the major European currency, the euro, against the U.S. dollar.

                                                 --Laura Ostrander
                                                   Portfolio Manager

Fixed-income investing offers attractive income and total return opportunities, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates, the financial strength of issuers of lower-rated bonds, foreign and domestic, political and economic developments, and changes in currency exchange rates.

SIX-MONTH DISTRIBUTIONS
DECLARED PER SHARE FOR PERIOD
ENDED 5/31/00
            $0.444
------------------------------

SIX-MONTH TOTAL RETURNS,
ASSUMING REINVESTMENT OF
ALL DISTRIBUTIONS FOR PERIOD
ENDING 5/31/00

NAV                (0.72)%
--------------------------
Market Price        1.62%
--------------------------

SECURITIES BREAKDOWN AS OF
5/31/00

High Yield          36.9%
--------------------------
Foreign Government  25.0%
& Agency
--------------------------
U.S. Government      27.6%
& Agency
--------------------------
Cash and Equivalents  6.2%
--------------------------
Preferred Stocks      3.5%
--------------------------
Other                 0.5%
--------------------------
Common Stock          0.3%
--------------------------

GOVERNMENT BREAKDOWN
TOP FIVE FOREIGN COUNTRIES
AS OF 5/31/00

Brazil                2.9%
--------------------------
Mexico                2.9%
--------------------------
Argentina             2.5%
--------------------------
Greece                2.4%
--------------------------
Norway                2.3%
--------------------------

Securities and government breakdowns are calculated as a percentage of net assets. Because the Trust is actively managed, there can be no guarantee the Trust will continue to invest in these securities and countries in the future.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

BONDS & NOTES - 89.5%                                     PAR        VALUE
-----------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - 36.9%

-----------------------------------------------------------------------------
CONSTRUCTION - 0.2%
BUILDING CONSTRUCTION
Atrium Cos., Inc.,
  10.500% 05/01/09                                      $   300     $     252
                                                                    ---------
-----------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.5%
DEPOSITORY INSTITUTIONS - 0.4%
Cal Fed Bancorp, Inc.,
  9.125%, Series A                                            9           183
Sovereign Bancorp, Inc.,
  10.500% 11/15/06                                          250           249
                                                                    ---------
                                                                          432
                                                                    ---------
FINANCIAL SERVICES - 0.1%
PDVSA Finance Ltd., Series 1999 I,
  9.750% 02/15/10                                           152           144
                                                                    ---------
-----------------------------------------------------------------------------
MANUFACTURING - 13.4%
CHEMICALS & ALLIED PRODUCTS - 2.8%
Agricultural Minerals
Co., LP,
  10.750% 09/30/03                                          120            87
Allied Waste North America, Inc.,
  10.000% 08/01/09                                          635           498
Bio-Rad Laboratories, Inc.,
  11.625% 02/15/07 (a)                                      115           117
Huntsman ICI Holdings LLC,
  0.000% 12/31/09                                           930           288
HydroChem Industrial Services, Inc.,
  10.375% 08/01/07                                          490           372
LaRoche Industries, Inc.,
  9.500% 09/15/07                                           500           105
Lyondell Chemical Co.,
  10.875% 05/01/09                                          200           194
PCI Chemicals Canada, Inc.,
  9.250% 10/15/07                                           225           153
Sterling Chemicals, Inc.,
  11.750% 08/15/06                                          500           410
Terra Industries, Inc.,
  10.500% 06/15/05                                          365           277
Texas Petrochemical Corp.,
  11.125% 07/01/06                                          315           258
Trans Resources, Inc.,
  10.750% 03/15/08                                          500           240
                                                                    ---------
                                                                        2,999
                                                                    ---------
ELECTRONIC & ELECTRICAL EQUIPMENT - 0.5%
Amphenol Corp.,
  9.875% 05/15/07                                           150           151
TransDigm, Inc.,
  10.375% 12/01/08                                          500           410
                                                                    ---------
                                                                          561
                                                                    ---------
FABRICATED METAL - 0.3%
Euramax International, PLC,
  11.250% 10/01/2006 (b)                                    350           340
                                                                    ---------
FOOD & KINDRED PRODUCTS - 0.8%
Chattem, Inc.,
  8.875% 04/01/08                                           500           425
Premier International Foods, PLC,
  12.000% 09/01/2009 (a)(b)                                 500           475
                                                                    ---------
                                                                          900
                                                                    ---------
MACHINERY & COMPUTER EQUIPMENT - 0.6%
IMO Industries, Inc.,
  11.750% 05/01/06                                          625           625
                                                                    ---------
MEASURING & ANALYZING INSTRUMENT - 0.3%
Envirosource, Inc.,
  9.750% 06/15/03                                           450           286
                                                                    ---------
MISCELLANEOUS MANUFACTURING - 3.1%
Blount, Inc.,
  13.000% 08/01/09                                          330           319
Eagle-Picher Industries, Inc.,
  9.375% 03/01/08                                           225           190
ISG Resources, Inc.,
  10.000% 04/15/08                                          250           223
Koppers Industries, Inc.,
  9.875% 12/01/07                                           500           460
Newcor, Inc.,
  9.875% 03/01/08                                         1,000           300
Owens-Illinois, Inc.,
  7.500% 05/15/10                                           500           434
Tekni-Plex, Inc.,
  9.250% 03/01/08                                           500           480
Terex Corp.,
  8.875% 04/01/08                                           350           315
Thermadyne Holdings Corp.,
  9.875% 06/01/08                                           400           314
Tokheim Corp.,
  11.375% 08/01/08                                          395            49
Werner Holding Co.,
  10.000% 11/15/07                                          250           235
                                                                    ---------
                                                                        3,319
                                                                    ---------
PAPER PRODUCTS - 1.7%
Gaylord Container Corp.,
  9.750% 06/15/07                                         1,000           840
Georgia Gulf Corp.,
  10.375% 11/01/07                                           45            46
Repap New Brunswick, Inc.,
  10.625% 04/15/05                                          450           401
Riverwood International Corp.:
  10.625% 08/01/07                                          500           490
  10.875% 04/01/08                                           50            47
                                                                    ---------
                                                                        1,824
                                                                    ---------
PETROLEUM REFINING - 0.2% Benton Oil & Gas Co.:
  9.375% 11/01/07                                           290           174
  11.625% 05/01/03                                           25            17
                                                                    ---------
                                                                          191
                                                                    ---------
PRIMARY METAL - 1.9%
Bayou Steel Corp.,
  9.500% 05/15/08                                           500           440
Kaiser Aluminum & Chemical Corp.,
  9.875% 02/15/02                                           250           239
Keystone Consolidated Industries, Inc.,
  9.625% 08/01/07                                           500           425
WCI Steel, Inc.,
  10.000% 12/01/04                                          500           480
Wheeling-Pittsburgh Corp.,
  9.250% 11/15/07                                           500           395
                                                                    ---------
                                                                        1,979
                                                                    ---------
PRINTING & PUBLISHING - 0.3%
American Lawyer Media, Inc.,
  9.750% 12/15/07                                           295           268
                                                                    ---------
RUBBER & PLASTIC - 0.4%
Burke Industries, Inc.,
  10.000% 08/15/07                                          145            59
Metromedia Fiber Network, Inc.,
  10.000% 12/15/09                                          350           332
                                                                    ---------
                                                                          391
                                                                    ---------
STONE, CLAY, GLASS & CONCRETE - 0.1%
Owens-Illinois, Inc.,
  8.100% 05/15/07                                            50            46
                                                                    ---------
TEXTILE MILL PRODUCTS - 0.2%
Collins & Aikman Products Co.,
  10.000% 01/15/07                                          200           194
                                                                    ---------
TRANSPORTATION EQUIPMENT - 0.2%
LDM Technologies, Inc.,
  10.750% 01/15/07                                          275           217
                                                                    ---------
-----------------------------------------------------------------------------
MINING & ENERGY - 2.3%
COAL MINING - 0.1%
AEI Resources, Inc.,
  10.500% 12/15/2005 (a)                                    500            70
                                                                    ---------
OIL & GAS EXTRACTION - 2.2%
HS Resources, Inc.,
  9.250% 11/15/06                                           400           390
Magnum Hunter Resources, Inc.,
  10.000% 06/01/07                                          525           483
Mariner Energy, Inc.,
  10.500% 08/01/06                                          350           322
Ocean Energy, Inc.,
  8.875% 07/15/07                                           500           487
Petsec Energy, Inc.,
  9.500% 06/15/07                                           750           292
Vintage Petroleum, Inc.,
  9.750% 06/30/09                                           350           349
                                                                    ---------
                                                                        2,323
                                                                    ---------
RETAIL TRADE - 1.0%
FOOD STORES - 1.0%
Pathmark Stores, Inc.:
  9.625% 05/01/03                                         1,000           700
  10.750% 11/01/03                                          750            52
Richmont Marketing Specialist, Inc.,
  10.125% 12/15/07                                          500           260
                                                                    ---------
                                                                        1,012
                                                                    ---------
-----------------------------------------------------------------------------
SERVICES - 3.3%
AMUSEMENT & RECREATION - 1.7%
Coast Hotels & Casinos, Inc.,
  9.500% 04/01/09                                           420           393
Hollywood Casino Corp.,
  11.250% 05/01/07                                          500           508
Hollywood Park, Inc.,
  9.500% 08/01/07                                           225           224
Horseshoe Gaming LLC,
  9.375% 06/15/07                                           350           337
Mohegan Tribal Gaming Authority,
  8.750% 01/01/09                                           250           235
Regal Cinemas, Inc.,
  9.500% 06/01/08                                           260           107
                                                                    ---------
                                                                        1,804
                                                                    ---------
HEALTH SERVICES - 0.6%
Tenet Healthcare Corp.,
  8.625% 01/15/07                                           725           680
                                                                    ---------
HOTELS, CAMPS & LODGING - 0.6%
CapRock Communications Corp.,
  11.500% 05/01/09                                          750           675
                                                                    ---------
OTHER SERVICES - 0.4%
Intertek Finance, PLC,
  10.250% 11/01/2006 (b)                                    500           415
                                                                    ---------
-----------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 16.2%
BROADCASTING - 1.6%
Cumulus Media, Inc.,
  10.375% 07/01/08                                           75            64
LIN Holding Corp.,
  stepped coupon, (10.000% 03/01/03)
  (c) 03/01/08                                              500           298
Sinclair Broadcast Group, Inc.,
  10.000% 09/30/05                                          400           370
Young Broadcasting Corp.,
  10.125% 02/15/05                                        1,000           960
                                                                    ---------
                                                                        1,692
                                                                    ---------
CABLE - 5.4%
Adelphia Communications Corp.,
  9.875% 03/01/07                                           700           658
Charter Communications Holding LLC,
  stepped coupon, (9.920% 04/01/04)
  (c) 04/01/11                                              600           311

Comcast UK Cable Partners Ltd.,
  stepped coupon, (11.200% 11/15/00)
  (c) 11/15/07                                            1,000           930
Diamond Cable Co.,
  stepped coupon, (10.750% 02/15/02)
  (c) 02/15/07                                              500           380
EchoStar DBS Corp.,
  9.250% 02/01/06                                         1,000           940
NTL, Inc.,
  stepped coupon, (9.750% 04/15/04)
  (c) 04/15/09 (b)                                        1,000           780
Northland Cable Television, Inc.,
  10.250% 11/15/07                                          375           334
Shop At Home, Inc.,
  11.000% 04/01/05                                          500           490
Telewest Communication PLC,
  stepped coupon, (11.000% 10/01/00)
  (c) 10/01/07 (b)                                        1,000           940
                                                                    ---------
                                                                        5,763
                                                                    ---------
COMMUNICATION - 2.0%
Call-Net Enterprises, Inc.,
  stepped coupon, (10.800% 05/15/04)
  (c) 05/15/09                                              500           175
Exodus Communications, Inc.,
  10.750% 12/15/09 (a)                                      170           168
Metrocall, Inc.,
  9.750% 11/01/07                                           230           158
ORBCOMM Global LP,
  14.000% 08/15/04                                           45            41
Spectrasite Holdings, Inc.,
  stepped coupon, (11.250% 04/15/04)
  (c) 04/15/09                                              500           270
Spectrasite Holdings, Inc.,
  10.750% 03/15/10 (a)                                       60            59
Time Warner Telecom LLC,
  9.750% 07/15/08                                           500           480
United Pan-Europe Communications NV,
  11.500% 02/01/10 (a)                                      300           255
Verio, Inc.,
  11.250% 12/01/08                                          506           562
                                                                    ---------
                                                                        2,168
                                                                    ---------
ELECTRIC SERVICES - 0.5%
The AES Corp.,
  9.500% 06/01/09                                           510           485
                                                                    ---------
MOTOR FREIGHT & WAREHOUSING - 0.2%
MTL, Inc.,
  10.000% 06/15/06                                          250           193
                                                                    ---------
TELECOMMUNICATION - 6.3%
AirGate PCS, Inc.,
  stepped coupon, (13.500% 10/01/04)
  (c) 10/01/09                                              336           189
Arch Communication Group, Inc.,
  12.750% 07/01/07                                          250           200
Carrier1 International SA,
  13.250% 02/15/09                                          450           441
Clearnet Communications, Inc.,
  stepped coupon, (14.750% 12/15/00)
  (c) 12/15/05                                              750           761
Covad Communications Group, Inc.,
  12.000% 02/15/10 (a)                                      100            92
Crown Castle International Corp.,
  stepped coupon, (10.375% 05/15/04)
  (c) 05/15/11                                              450           257
FLAG Telecom Holdings Ltd.,
  11.625% 03/30/10 (a)                                      200           184
Global Crossing Ltd.,
  9.125% 11/15/06 (a)                                       375           353
Hyperion Telecommunications, Inc.,
  stepped coupon, (13.000% 04/15/01)
  (c) 04/15/03 (a)                                          150           134
Jazztel PLC,
  13.250% 12/15/09 (b)                                      150           138
Level 3 Communications, Inc.:
  9.125% 05/01/08                                           160           138
  11.000% 03/15/08 (a)                                      225           214
McLeodUSA, Inc.,
  stepped coupon, (10.500% 03/01/02)
  (c) 03/01/07                                              500           394
NEXTLINK Communications, Inc.,
  10.750% 06/01/09                                          300           288
Nextel Communications, Inc.,
  9.375% 11/15/2009 (a)                                     100            95
Nextel International, Inc.,
  stepped coupon, (12.125% 04/15/03)
  (c) 04/15/08                                              175           108
Nextel Partners, Inc.,
  11.000% 03/15/10                                          200           192
RCN Corp.,
  stepped coupon (11.125%, 10/15/02)
  (c) 10/15/07                                              300           165
Rogers Cantel, Inc.,
  9.750% 06/01/16                                           460           483
Sprint Spectrum LP,
  stepped coupon, (12.500% 08/15/01)
  (c) 08/15/06                                              500           470
TeleCorp PCS, Inc.,
  stepped coupon, (11.625% 04/15/04)
  (c) 04/15/09 (a)                                          650           426
UbiquiTel Operating Co.,
  stepped coupon (14.000%, 04/15/05)
  (c) 04/15/10                                              150            83
Williams Communications Group, Inc.,
  10.875% 10/01/09                                          515           516
WinStar Equipment Corp.,
  12.500% 04/15/08 (a)                                      175           163
Worldwide Fiber, Inc.,
  12.000% 08/01/2009                                        175           162
                                                                    ---------
                                                                        6,646
                                                                    ---------
WATER TRANSPORTATION - 0.2%
Azurix Corp.,
  10.750% 02/15/10 (a)                                      260           229
                                                                    ---------
TOTAL CORPORATE FIXED-INCOME
  BONDS & NOTES (cost of $47,896)                                      39,122
                                                                    ---------
U.S. GOVERNMENT & AGENCIES OBLIGATIONS - 27.6%
-----------------------------------------------------------------------------
Government National Mortgage Association:
  9.000% 2016                                               883           915
  10.500% 2015-2020                                          90            98
  11.000% 2018-2019                                         583           637
                                                                    ---------
                                                                        1,650
                                                                    ---------
Federal Home Loan Mortgage Corp.,
6.468% 09/07/00                                             500           500
                                                                    ---------
U.S. Treasury Bond:
  8.750% 05/15/17                                         1,675         2,073
  11.625% 11/15/04 (d)                                   12,090        14,376
  12.000% 08/15/13 (d)                                    5,952         7,926
                                                                    ---------
                                                                       24,375
                                                                    ---------
U.S. Treasury Note:
8.875% 02/15/19                                             896         1,133
  11.875% 11/15/03                                          500           578
                                                                    ---------
                                                                        1,711
                                                                    ---------
Student Loan Marketing Association,
6.248% 11/16/00                                           1,100         1,100
                                                                    ---------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS (cost of $31,700)                                        29,336
                                                                    ---------
FOREIGN GOVERNMENT &
  AGENCY OBLIGATIONS - 25.0%                 CURRENCY
-----------------------------------------------------------------------------
Government of Mexico,
  11.375% 09/15/2016 (e)                                    908           978
Hellenic Republic:
  8.600% 03/26/08                               GD      346,000         1,104
  8.800% 06/19/07                               GD      190,000           606
  8.900% 03/21/04                               GD      287,000           869
Kingdom of Norway:
  9.500% 10/31/02                               NK       14,305         1,713
  6.750% 01/15/07                               NK        5,920           685
Kingdom of Sweden,
  10.250% 05/5/03                               SK        7,600           964
Poland Government Bond,
  8.500% 10/12/04                               PZ        5,100           929
Republic of South Africa:
  9.125% 05/19/09                               SR          400           374
  12.000% 02/28/05                              SR        2,335           314
  13.000% 08/31/10                              SR        1,140           151
Republic of Argentina:
  11.250% 04/10/06 (f)                          DM        1,200           607
  11.375% 01/30/17 (g)                                    2,335         2,016
Republic of Brazil:
  10.125% 05/15/27 (h)                                    1,775         1,336
  12.750% 01/15/20 (h)                                      945           862
  14.500% 10/15/09 (h)                                      875           896
Republic of Bulgaria,
  6.500% 07/28/11 (i)                                     1,500         1,112
Republic of Colombia,
  11.750% 02/25/20 (j)                                      800           624
Republic of Turkey:
  11.875% 11/05/04 (k)                                      710           728
  12.375% 06/15/09 (k)                                      855           889
Republic of Venezuela,
  9.250% 09/15/27 (l)                                       907           565
Russian Federation,
  11.000% 07/24/18 (m)                                    2,940         1,999
United Kingdom,
  10.000% 09/08/03                              KB        1,355         2,263
United Mexican States Global,
  8.625% 03/12/08 (n)                           DM        1,577         1,451
United Mexican States,
  10.375% 01/29/03 (o)                                    1,210           622
Western Australia Treasury:
  10.000% 07/15/05                              A$        1,485           973
  12.000% 08/01/01                              A$        1,536           934
                                                                    ---------
TOTAL FOREIGN GOVERNMENT & AGENCY
   OBLIGATIONS (cost of $27,057)                                       26,564
                                                                    ---------
TOTAL BONDS & NOTES (cost of $106,653)                                 95,022
                                                                    ---------
PREFERRED STOCKS - 3.5%                                  SHARES
-----------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 3.5%
BROADCASTING - 0.4%
Granite Broadcasting Corp.,
  12.750% PIK                                               (p)           137
PriMedia, Inc., 9.200%                                        3           273
                                                                    ---------
                                                                          410
                                                                    ---------
CABLE - 0.5%
CSC Holdings Limited,
  11.125% PIK                                                 5           579
                                                                    ---------
COMMUNICATIONS - 0.1%
Dobson Communication Corp.,
  12.250% PIK                                                             107
                                                                    ---------
TELECOMMUNICATION - 2.5%
Concentric Network Corp.,
  13.000% PIK                                                 1           612
Nextel Communications, Inc.:
  11.125% PIK                                                 1           564
  13.000% PIK                                                 1         1,441
                                                                    ---------
                                                                        2,617
                                                                    ---------
TOTAL PREFERRED STOCKS
  (cost of $4,029)                                                      3,713
                                                                    ---------
WARRANTS (q) - 0.2%
-----------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.2%
COMMUNICATION
Clearnet Communications, Inc.,
  (expires 09/15/05)                                          2            69
                                                                    ---------
TELECOMMUNICATION
Airgate-PCS (expires 10/01/09)                              (p)            16
Carrier 1 International
  (expires 02/19/09)                                        (p)            82
MetroNet Communications Corp.
  (expires 08/15/07) (a)                                    (p)            27
                                                                    ---------
                                                                          125
                                                                    ---------
TOTAL WARRANTS (cost of $48)                                              194
                                                                    ---------

COMMON STOCK - 0.3%                                      SHARES       VALUE
-----------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.3%
MOTOR FREIGHT & WAREHOUSING - 0.0%
St. Johnsbury Trucking Co. (r)                               16     $     (p)
Sun Carriers, Inc. (r)                                       65           (p)
                                                                    ---------
                                                                          (p)
                                                                    ---------
TELECOMMUNICATION - 0.3%
Price Communications Corp.                                   12           280
                                                                    ---------
TOTAL COMMON STOCKS
  (cost of $336)                                                          280
                                                                    ---------
TOTAL INVESTMENTS
  (cost of $111,066) (s)                                               99,209
                                                                    ---------
SHORT-TERM OBLIGATIONS - 6.2%                             PAR
-----------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd.,
 dated 05/31/00, due 06/01/ 00 at
  6.360%, collateralized by U.S. Treasury
  notes with various maturities to 2027,
  market value $6,742 (repurchase proceeds $6,603)       $6,602         6,602
                                                                    ---------

FORWARD CURRENCY CONTRACTS (t) - 0.0%                                     (13)
-----------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 0.3%                                    378
-----------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $ 106,176
                                                                    ---------

NOTES TO INVESTMENT PORTFOLIO:

-----------------------------------------------------------------------------
(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2000, the value of these securities amounted to $3,061 or 2.9% of net assets.
(b) This is a British security. Par amount is stated in U.S. dollars.
(c) Currently zero coupon. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing this rate.
(d) These securities, or a portion thereof, with a total market value of $8,894 are being used to collateralize the forward currency contracts shown below.
(e) This is a Mexican security. Par amount is stated in U.S. dollars.
(f) This is an Argentinean security. Par amount is stated in German
    Deutschemarks.
(g) This is an Argentinean security. Par amount is stated in U.S. dollars.
(h) This is a Brazilian security. Par amount is stated in U.S. dollars.
(i) This is a Bulgarian security. Par amount is stated in U.S. dollars.
(j) This is a Colombian security. Par amount is stated in U.S. dollars.
(k) This is a Turkish security. Par amount is stated in U.S. dollars.
(l) This is a Venezuelan security. Par amount is stated in U.S. dollars.
(m) This is a Russian security. Par amount is stated in U.S. dollars.
(n) This is a Mexican security. Par amount is stated in German Deutschemarks.
(o) This is a Mexican security. Par amount is stated in U.S. dollars.
(p) Rounds to less than one.
(q) Non-income producing.
(r) Represents fair value as determined in good faith under the direction of the Trustees.
(s) Cost for federal income tax purposes is the same.
(t) As of May 31, 2000, the Trust had entered into the following forward currency exchange contracts:

                                                         NET UNREALIZED
                                                          APPRECIATION
     CONTRACTS       IN EXCHANGE                         (DEPRECIATION)
    TO DELIVER           FOR           SETTLEMENT DATE       (U.S.$)
--------------------------------------------------------------------------
EU            1,343  US$  1,264           08/08/00           $ (75)
EU            1,342  US$  1,260           06/26/00              19
KB            1,971  US$  2,961           08/08/00              46
KR           11,083  US$  1,251           07/26/00              25
SK            7,800  US$  964             06/30/00               8
NZ            5,078  US$  1,412           06/09/00              75
NZ            3,078  US$  1,412           06/09/00            (111)
                                                             -----
                                                             $ (13)
                                                             -----

SUMMARY OF SECURITIES
BY COUNTRY                          COUNTRY        VALUE       % OF TOTAL
--------------------------------------------------------------------------
United States                                       $72,645       73.3
Brazil                                 Bz             3,094        3.2
Mexico                                 Mx             3,051        3.1
Greece                                 Gr             2,579        2.6
Argentina                              Ar             2,623        2.6
Norway                                 No             2,398        2.4
United Kingdom                         UK             2,263        2.3
Russia                                 Ru             1,999        2.0
Australia                              Au             1,907        2.0
Turkey                                 Tu             1,617        1.6
Bulgaria                               Bu             1,112        1.1
Sweden                                 Sw               964        0.9
Poland                                 Po               929        0.9
South Africa                           SA               839        0.8
Colombia                               Co               624        0.6
Venezuela                              Ve               565        0.6
                                                    -------      -----
                                                    $99,209      100.0
                                                    =======      =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

      ACRONYM                   NAME
-------------------  ---------------------------
        A$                Australian Dollar
        Eu                      Euro
        DM              German Deutschemarks
        GD                 Greek Drachmas
        NK                Norwegian Kroner
        PIK                Payment-In-Kind
        PZ                  Polish Zloty
        SR               South African Rand
        SK                 Swedish Kroner

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
May 31, 2000
(Unaudited)
(In thousands except for per share amounts)

ASSETS
Investments at value (cost $111,066)                                 $ 99,209
Short-term obligations                                                  6,602
                                                                     --------
                                                                      105,810
Cash including foreign currencies
  (cost of $1,014)                                       $  983
Unrealized appreciation on forward currency contracts        98
Receivable for:
  Interest                                                2,418
  Investments sold                                           66
  Dividends                                                  22
Other                                                        77         3,663
                                                         ------      --------
  Total assets                                                        109,473

LIABILITIES
Cash including foreign currencies
  (cost of $1,010)                                          980
Unrealized depreciation on forward currency contracts       111
Payable for:
  Investments purchased                                   1,117
  Distributions                                             816
Accrued:
  Management fee                                             66
  Bookkeeping fee                                             3
  Deferred Trustees' fees                                     5
Other                                                       200
                                                         ------
  Total liabilities                                                     3,298
                                                                     --------
NET ASSETS at value for 11,009 shares of beneficial
  interest outstanding                                               $106,176
                                                                     ========
Net asset value per share                                            $   9.64
                                                                     ========
COMPOSITION OF NET ASSETS
Capital paid in                                                      $122,280
Undistributed net investment income                                       136
Accumulated net realized loss                                          (4,340)
Net unrealized appreciation/ depreciation on:
  Investments                                                         (11,857)
  Foreign currency transactions                                           (43)
                                                                     ========
                                                                     $106,176
                                                                     ========

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended May 31, 2000
(Unaudited)
(In thousands

INVESTMENT INCOME
Interest                                                                $ 5,309
Dividends                                                                   235
                                                                        -------
                                                                          5,544
EXPENSES
Management fee                                             $  414
Bookkeeping fee                                                16
Transfer agent fee                                             28
Trustees fee                                                    6
Custodian fee                                                  12
Audit fee                                                      14
Legal fee                                                       3
Reports to shareholders                                         5
Other                                                          38          536
                                                          -------       ------
    Net Investment Income                                                5,008
                                                                        ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON PORTFOLIO POSITIONS
Net realized gain
 (loss) on:
  Investments                                              (2,745)
  Foreign currency transactions                               306
                                                          -------
    Net Realized Loss                                                    (2,439)
Net change in unrealized appreciation/depreciation
  during the period on:
  Investments                                              (4,434)
  Foreign currency transactions                               (75)
                                                          -------
    Net Change in Unrealized Appreciation/Depreciation                   (4,509)
                                                                        -------
    Net Loss                                                             (6,948)
                                                                        -------
Decrease in Net Assets from Operations                                  $(1,940)
                                                                        =======

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands

                                                                    (UNAUDITED)
                                                                  SIX MONTHS ENDED            YEAR ENDED
                                                                      MAY 31,                NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                                       2000                     1999
--------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                 $  5,008               $  10,005
Net realized loss                                                       (2,439)                 (1,828)
Net change in unrealized appreciation/depreciation                      (4,509)                 (7,711)
                                                                      --------               ---------
    Net Increase (Decrease) from Operations                             (1,940)                    466
DISTRIBUTIONS
From net investment income                                              (4,889)                 (9,951)
                                                                      --------               ---------
    Total Decrease                                                      (6,829)                 (9,485)
NET ASSETS
Beginning of period                                                    113,005                 122,490
                                                                      --------               ---------
End of period (including undistributed net investment income of
  $136 and $17, respectively)                                         $106,176                $113,005
                                                                      ========                ========
NUMBER OF TRUST SHARES
Outstanding at end of period                                            11,009                  11,009
                                                                      --------               ---------

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Colonial InterMarket Income Trust I (the Trust), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at May 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION
The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Trust's investment objective is to seek as high a level of current income and total return as is consistent with prudent risk, by diversifying investments primarily in U.S. and foreign government and lower-rated corporate debt securities. The Trust authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES
Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Trust does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS
The Trust may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Trust may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains and losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Trust's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER
Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Trust becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Trust's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Trust. The Trust may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.75% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Trust's average net assets over $50 million.

OTHER
The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the six months ended May 31, 2000, purchases and sales of investments, other than short-term obligations, were $24,564,168 and $25,158,559, respectively, of which $1,166,900 and $1,217,048, respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at May 31, 2000, based on cost of investments for federal income tax purposes was:

Gross unrealized appreciation                                    $  1,572,231
Gross unrealized depreciation                                     (13,429,253)
                                                                 ------------
    Net unrealized depreciation                                  $(11,857,022)
                                                                 ============

CAPITAL LOSS CARRYFORWARDS
At November 30, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                YEAR OF                             CAPITAL LOSS
               EXPIRATION                           CARRYFORWARD
               ----------                           ------------
                  2006                               $   58,000
                  2007                                1,621,000
                                                     ----------
                                                     $1,679,000
                                                     ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. RESULTS OF ANNUAL SHAREHOLDER
MEETING
On May 24, 2000, the Annual Meeting of Shareholders of the Trust was held to elect five Trustees, and to ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending November 30, 2000. On March 1, 2000, the record date for the Meeting, the Trust had outstanding 11,009,000 shares of beneficial interest. The votes cast at these Meetings were as follows:

Election of five Trustees:
                                                                AUTHORITY
                                                FOR             WITHHELD
                                                ---             --------

   Tom Bleasdale                             9,812,691           262,475
   John V. Carberry                          9,857,164           218,003
   Lora S. Collins                           9,859,914           215,253
   Salvatore Macera                          9,849,030           226,136
   John J. Neuhauser                         9,864,334           210,833

  The Board of Trustees also consists of James E. Grinnell, Richard L. Lowry, William E. Mayer, James L. Moody, Jr., Thomas E. Stitzel and Anne-Lee Verville.

Ratification of the selection of PricewaterhouseCoopers LLP:

          FOR                 AGAINST               ABSTAIN
          ---                 -------               -------
       9,896,670               51,193               127,304

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                    (UNAUDITED)
                                 SIX MONTHS ENDED
                                      MAY 31,                                   YEAR ENDED NOVEMBER 30
                                    ----------          ----------------------------------------------------------------------
                                       2000                1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                         $  10.260            $  11.130        $  11.450       $  11.520      $  11.270      $  10.410
                                 ---------            ---------        ---------       ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                0.454                0.909            0.945           0.911          1.003          0.986
Net realized and unrealized
gain (loss)                         (0.630)              (0.875)          (0.251)         (0.004)         0.242          0.822
                                 ---------            ---------        ---------       ---------      ---------      ---------
    Total from Investment
      Operations                    (0.176)               0.034            0.694           0.907          1.245          1.808
                                 ---------            ---------        ---------       ---------      ---------      ---------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS
From net investment income          (0.444)              (0.904)          (0.930)         (0.977)        (0.995)        (0.948)
In excess of net investment
  income                                --                   --           (0.002)             --             --             --
From net realized gains                 --                   --           (0.028)             --             --             --
In excess of net realized
  gains                                 --                   --           (0.054)             --             --             --
                                 ---------            ---------        ---------       ---------      ---------      ---------
    Total Distributions
Declared to Shareholders            (0.444)              (0.904)          (1.014)         (0.977)        (0.995)        (0.948)
                                 ---------            ---------        ---------       ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD   $   9.650            $  10.260        $  11.130       $  11.450      $  11.520      $  11.270
                                 ---------            ---------        ---------       ---------      ---------      ---------
Market Price Per Share, End
  of Period                      $   8.000            $   8.312        $  10.562       $  10.940      $  10.630      $  10.750
                                 =========            =========        =========       =========      =========      =========
Total return, based on market
  value (a)                          1.63%(b)          (13.51)%            6.26%          12.62%          8.30%         17.67%
                                 =========            =========        =========       =========      =========      =========
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                         0.97%(d)             1.00%            0.93%           0.96%          0.95%          0.97%
Net investment income (c)            9.07%(d)             8.51%            8.22%           8.06%          8.33%          8.73%
Portfolio turnover                     22%(b)               52%              99%            154%           117%            77%
Net assets at end of period
  (000)                           $106,176             $113,005         $122,490        $126,011       $126,835       $124,097

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b) Not annualized.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(d) Annualized.

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Fund generally distributes net investment income monthly and capital gains annually. Under the Fund's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges will be paid by the Fund. No brokerage charges are incurred on shares issued directly by the Fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company, the Plan agent, by mail at P.O. Box 8200, Boston, MA 02266-8200 or by phone at 1-800-426-5523.

TRANSFER AGENT
--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial InterMarket Income Trust I is:

State Street Bank and Trust Company
P.O. Box 8200
Boston, MA 02266-8200
1-800-426-5523

Colonial InterMarket Income Trust I mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial InterMarket Income Trust I.

TRUSTEES

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (former Dean, Boston College School of Management)

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

-----------------------------------------------------
COLONIAL INTERMARKET INCOME TRUST I SEMIANNUAL REPORT
-----------------------------------------------------

                                                 198-03/860B-0600 (7/00) 00/1189